Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.
Entity Central Index Key	0001533490
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000111140
Shareholder Report [Line Items]
Fund Name	Mortgage-Backed Securities Multi-Sector Account Portfolio
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities Multi-Sector Account Portfolio	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Fixed income assets produced generally positive returns during the reporting period as the Federal Reserve began cutting interest rates and yields fell across most of the Treasury curve. Mortgage-backed securities produced positive returns and outperformed Treasuries.

  Compared with the Bloomberg U.S. Mortgage Backed Securities Index, security selection was a modest contributor to the fund’s relative performance. An out-of-benchmark allocation to collateralized mortgage obligations also added value.

  Conversely, intra-day price fluctuations hurt performance relative to the benchmark and largely offset the gains from security selection. Sector allocation and interest rate management had little impact in aggregate on the fund’s relative performance.

  The fund primarily invests in U.S. dollar-denominated mortgage-backed securities, including securities that are backed or issued by the U.S. government and its agencies (such as the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation), mortgage-related securities issued by private banks and other non-governmental issuers, agency and non-agency collateralized mortgage obligations, as well as other types of mortgage-backed securities as they become available.

  In terms of derivative exposure, the fund maintained meaningful holdings in to-be-announced (TBA) securities, although these positions did not have a significant impact on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mortgage-Backed Securities Multi-Sector Account Portfolio	6.46%	-0.64%	1.09%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.51
Bloomberg U.S. Mortgage Backed Securities Index (Strategy Benchmark)	6.53	-0.48	1.15

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 105,729,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ (25,000)
InvestmentCompanyPortfolioTurnover	290.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$105,729 Number of Portfolio Holdings866
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

U.S. Government Agency Securities	101.8%
Reserves	-1.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless